SHARE CAPITAL AND SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
SHARE CAPITAL AND SHARE OPTIONS [Abstract]
Authorized and issue share capital
As of December 31, 2022 and 2021, our authorized and issued share capital is as follows:

Authorized share capital:

(in thousands of $, except per share data)	2022	2021
150,000,000 (2021: 150,000,000) common shares of $1.00 each	150,000	150,000

Issued share capital:

(in thousands of $, except per share data)	2022	2021
107,225,832 (2021: 108,222,604) outstanding issued common shares of $1.00 each	107,226	108,223

(number of shares)	2022	2021
As of January 1	108,222,604	109,943,594
Repurchase and cancellation of treasury shares (1)	(1,189,653)	(1,984,647)
Vesting of RSUs	186,881	263,657
Share options exercised	6,000	—
As of December 31	107,225,832	108,222,604
(1) During 2022, we repurchased and cancelled 1.2 million treasury shares for a consideration of $25.5 million inclusive of brokers commission of $0.02 million. In 2021, we repurchased and cancelled 2.0 million treasury shares for a consideration of $24.5 million inclusive of brokers commission of $0.04 million.
Weighted average assumptions used	The weighted average assumptions as of the May 2021 grant date are noted in the table below:

2021
Risk free interest rate	0.2%
Expected volatility of common stock	85.0%
Expected dividend yield	0.0%
Expected term of options (in years)	2.3 years
The weighted average assumptions as of grant date are noted in the table below:

2020
Remaining performance period	2.8 years
Contractual term	3.0 years
Expected dividend yield	0.0%
Risk free interest rate	0.42%
Golar volatility	84%
Share price at grant date	$7.49

Summary of stock option activity
A summary of the share options movements during the year ended December 31, 2022 is presented below:

	Shares (in ’000s)	Weighted average exercise price	Weighted average remaining contractual term (years)
Options outstanding at December 31, 2021	1,505	$17.65	1.6
Forfeited during the year	(334)	$21.17
Exercised during the year	(6)	$26.90
Lapsed during the year	(128)	$26.44
Options outstanding at December 31, 2022	1,037	$15.37	1.0

Options outstanding and exercisable at:
December 31, 2022	662	$17.87	0.8
December 31, 2021	755	$24.28	0.8
December 31, 2020	1,717	$24.46	1.2

	Year ended December 31,
(in thousands of $)	2022	2021	2020
Total fair value of share options fully vested in the year	1,958	1,595	3,175

Compensation cost recognized in the consolidated statement of income	1,971	1,434	2,274
Share options cost capitalized*	—	16	110
*Relates to capitalized costs on share options awarded to employees directly involved in certain vessel conversion projects.

Summary of time-based RSU activity
A summary of time-based RSU activities for the year ended December 31, 2022 is presented below:

	Shares (in ‘000s)	Weighted average grant date fair value per share	Weighted average remaining contractual term (years)
Non-vested RSUs at December 31, 2021	343	9.71	1.1
Granted during the year	97	22.52
Vested during the year	(187)	11.28
Forfeited during the year	(35)	9.63
Non-vested RSUs at December 31, 2022	218	14.09	1.2

Summary of performance-based RSU activity
A summary of performance-based RSU activity for the year ended December 31, 2022 is presented below:

	Shares (in ‘000s)	Weighted average grant date fair value per share	Weighted average remaining contractual term (years)
Non-vested performance based RSUs at December 31, 2021	28	6.25	1.2
Granted during the year	42	22.79
Forfeited during the year	(1)	22.79
Non-vested performance based RSUs at December 31, 2022	69	16.05	1.6

	Year ended December 31,
(in thousands of $)	2022	2021	2020
Compensation cost recognized in the consolidated statement of income	1,522	1,774	2,739
RSU cost capitalized *	198	322	295
*Relates to capitalized costs on RSUs awarded to employees directly involved in certain vessel conversion projects.